Guarantees (Details) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Surety Bond Maryland Heights, Missouri	Sep. 27, 2013 Letter of Credit Saint Louis, Missouri	Sep. 27, 2013 Others	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 27, 2013 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker
Guarantor Obligations [Line Items]
Guarantor obligations, obligation term	17 years
Guarantors obligation					$ 20.1	$ 22.4	$ 17.2	$ 18.3
Maximum future payments	75.5	58.0	21.1	38.1
Escrow	$ 30.0								$ 23.5	$ 24.5